Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 47,749	$ 40,591
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	11,814	11,053
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 35,935	$ 29,538